Inventories - Schedule of Inventories (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Schedule of Inventories [Abstract]
Work in process	$ 4,547	$ 6,176
Finished goods	5,608	7,660
Total	$ 10,155	$ 13,836